Revenue Contract Liability - Additional Information (Details) - Revenue [Member] - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Customer One [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	55.00%	6.00%	48.00%	7.00%
Customer Two [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	55.00%	6.00%	48.00%	7.00%